Related Party Transactions (Details) € in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2010 USD ($)	Jan. 31, 2009 USD ($)	Jan. 31, 2007 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	May 31, 2018 EUR (€)
Related Party Transactions (Details) [Line Items]
Rent expense				$ 2,050,000.00	$ 1,500,000
Promissory note lender amount	$ 150,000					$ 1,000,000.00
Balance of line of credit					150,000
Salvatore Galletti [Member]
Related Party Transactions (Details) [Line Items]
Promissory maturity date		Dec. 31, 2020
Promissory note lender amount		$ 50,000.00
Note bore interest percentage	8.00%	4.75%
Notes Payable, Related Parties, Noncurrent					50,000.00
Long-term Line of Credit			$ 1,200,000
Monthly interest payments, description	The promissory note was paid off in full on June 2, 2020		Monthly interest payments are accrued at 4.75% above the Prime Rate on any outstanding balance. In addition, the Company agreed to pay Salvatore Galletti 0.67% per month of the full amount of the revolving credit line, regardless of whether the Company has borrowed against the line of credit. This agreement originally expired on December 31, 2011 but was extended to December 31, 2024.
Balance of line of credit				0	400,000
Deluna Properties Inc. [Member]
Related Party Transactions (Details) [Line Items]
Rent expense				60,000.00
Pizzo Food Srls [Member]
Related Party Transactions (Details) [Line Items]
Promissory note lender amount | €							€ 480
Note bore interest percentage							8.00%
Balance of line of credit				70,000.00	100,000
Marquette Business Credit [Member]
Related Party Transactions (Details) [Line Items]
Borrowing capacity				$ 25,000,000.00	$ 15,000,000.00